Provision for Reclamation Liabilities (Details) - CAD ($) $ in Millions		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Provision for Reclamation Liabilities (Details) [Line Items]
Estimated discounted cash flows of future reclamation costs		$ 5.6		$ 8.4
Undiscounted future cash outflows		$ 6.0		$ 8.2
Nominal discount rate, percentage		3.76%		0.90%
Reclamation disbursements amount		$ 3.0	$ 2.0
Rehabilitation expenses				$ 5.4
Uncollateralized surety bond		7.9		3.0
Reclamation Liabilities [Member]
Provision for Reclamation Liabilities (Details) [Line Items]
Deposit with financial institution pledged as security		$ 20.6		$ 15.2
Non adjusting Events [Member] | KSM [Member]
Provision for Reclamation Liabilities (Details) [Line Items]
Security deposit	$ 5.4